Revenues - Schedule of Revenues (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Revenues [Line Items]
Total revenue	RM 48,544,240	$ 11,887,026	RM 47,867,433
Revenue from services [Member]
Schedule of Revenues [Line Items]
Total revenue	30,778,630	7,536,762	29,121,218
Revenue from tangible products [Member]
Schedule of Revenues [Line Items]
Total revenue	16,466,010	4,032,031	18,746,215
Revenue from rental [Member]
Schedule of Revenues [Line Items]
Total revenue	1,299,600	318,233
Revenue from non-related parties [Member]
Schedule of Revenues [Line Items]
Total revenue	48,544,240	11,887,026	47,867,433
Subscription services [Member]
Schedule of Revenues [Line Items]
Total revenue	13,503,358	3,306,566	13,465,340
Software consultation and development services [Member]
Schedule of Revenues [Line Items]
Total revenue	5,919,573	1,449,526	6,161,113
Social media management services [Member]
Schedule of Revenues [Line Items]
Total revenue	5,317,304	1,302,048	3,501,177
Data management & analysis services [Member]
Schedule of Revenues [Line Items]
Total revenue	6,038,395	1,478,622	5,993,588
Food ordering kiosk with screen [Member]
Schedule of Revenues [Line Items]
Total revenue	8,616,350	2,109,885	10,575,550
Power bank charging station [Member]
Schedule of Revenues [Line Items]
Total revenue	7,849,660	1,922,146	8,170,665
Coffee Machine Kiosk Rental [Member]
Schedule of Revenues [Line Items]
Total revenue	RM 1,299,600	$ 318,233